Derivative Liability (Details) - Schedule of the fair value liability of price adjustable derivative instruments - Fair Value of Liability for Derivative Instruments [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability (Details) - Schedule of the fair value liability of price adjustable derivative instruments [Line Items]
Balance	$ 978,232	$ 201,430	$ 396,220
Initial valuation of derivative liabilities included in debt discount	76,250	515,000	55,000
Reclassification of derivative liabilities to additional paid in capital upon conversion	(67,284)
Initial valuation of derivative liabilities related to issuance of Series B and C Preferred Stock		932,378
Initial valuation of derivative liabilities included in derivative expense	16,900	354,904	97,700
Reclassification of derivative liabilities to gain from extinguishment of debt	(261,404)	(631,052)
Change in fair value of derivative liabilities	(556,554)	(394,428)	(474,775)
Balance	$ 186,140	$ 978,232	$ 201,430